Derivative Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Derivative instruments long-term liabilities.	$ 0	$ 4,422
Derivative instruments short-term liabilities	467	8,255
Total Derivative Liabilities	467	12,677
Derivatives designated as hedging instruments - effective hedges
Derivatives Fair Value [Line Items]
Derivative instruments long-term liabilities.	0	4,422
Derivative instruments short-term liabilities	100	839
Total derivatives not designated as hedging instruments - ineffective hedges
Derivatives Fair Value [Line Items]
Derivative instruments short-term liabilities	$ 367	$ 7,416